Long-Term Loan - Schedule of Repayment Schedule for the Loan (Details) - USD ($)	Dec. 31, 2025	Jun. 30, 2025
Schedule of Repayment Schedule for the Loan [Abstract]
2026	$ 828,144
2027	1,130,492
2028	170,884
Subtotal	2,129,520
Less: unamortized debt issuance cost	(27,629)
Total	$ 2,101,891	$ 2,908,945